UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23924

StepStone Private Credit Income Fund

(Exact name of registrant as specified in charter)

128 S Tryon St., Suite 1600

Charlotte, NC 28202

(Address of principal executive offices) (Zip code)

Robert W. Long

Chief Executive Officer

StepStone Group Private Wealth LLC

128 S Tryon St., Suite 1600

Charlotte, NC 28202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (704) 215-4300

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended June 30, 2026, originally filed with the Securities and Exchange Commission on August 31, 2026 (Accession Number 0001213900-26-095630) (the “Original Filing”). This Amendment is filed solely for the purpose of adding disclosure in response to Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract. Except as set forth above (and the dates included on the signature page and the certifications required by Rule 30a-2(a) and Rule 30a-2(b)), the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing and this Amendment does not reflect any events occurring after the Original Filing. Items 1 through 10 and 12 through 18 of this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the Original Filing.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

At an in-person meeting of the Board of Trustees (the “Board”) of StepStone Private Credit Income Fund (the “Fund”) held on February 11, 2026 (the “Meeting”), the Board, including a majority of the Trustees who are not considered to be “interested persons” of the Fund (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve the continuation of each of the following: (i) an investment advisory agreement by and between StepStone Group Private Wealth LLC (the “Adviser”) and the Fund (the “Advisory Agreement”); and (ii) a separate sub-advisory agreement by and among StepStone Group Private Debt LLC (the “Sub-Adviser”), the Adviser and the Fund (the “Sub-Advisory Agreement”); and (iii) a separate sub-subadvisory agreement by and among StepStone Group Europe Alternative Investments Limited (the “Sub-Subadviser” and collectively with the Adviser and the Sub-Adviser, the “Advisers”), the Sub-Adviser and the Fund (the “Sub-Subadvisory Agreement” and collectively with the Advisory Agreement and the Sub-Advisory Agreement, the “Agreements”).

In connection with their consideration of whether to approve the continuation of the Agreements, the Board received and reviewed information provided by the Advisers relating to the Fund, the Agreements and the Advisers, including comparative fee and expense information and other information regarding the respective nature, extent and quality of services to be provided by each Adviser under the Agreements. The materials provided to the Board generally included, among other items: (i) information on the Fund’s management fees, incentive fees and other expenses, including information comparing the management fees and incentive fees to be paid by the Fund to those of a peer group of funds; (ii) information about each Adviser’s profitability with respect to the Agreements; (iii) a memorandum prepared by each Adviser in response to a request submitted by legal counsel to the Funds (each, a “Response Memorandum”), including a description of each Adviser’s business, a copy of each Adviser’s Form ADV, and certain other information about each Adviser to be considered in connection with the review by the members of the Board; and (iv) a memorandum from legal counsel to the Funds on the responsibilities of the Board in considering for approval investment advisory and investment sub-advisory arrangements under the 1940 Act. The Board, including the Fund’s Independent Trustees, also considered other matters such as: (i) the Fund’s investment objective and strategies; (ii) the Fund’s investment performance over relevant time periods; (iii) the Advisers’ investment personnel and operations, including the personnel and other resources devoted to the Fund; (iv) the Advisers’ financial results and financial condition; (v) the resources to be devoted to the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures; (vi) the Advisers’ policies with respect to allocation of investments and seeking best execution; and (vii) possible conflicts of interest. Throughout the process, the Board had the opportunity to ask questions of and request additional materials from the Advisers.

In determining whether to approve the continuation of the Agreements for the Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. The Board, including the Independent Trustees, did not identify any single factor as determinative. Individual members of the Board may have evaluated the information presented differently from one another, giving different weights to various factors in considering whether to approve the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Fund. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.

Advisory Agreement

Matters considered by the Board, including the Independent Trustees, in connection with its approval of the continuation of the Advisory Agreement included the factors listed below.

The nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement. The Board considered the responsibilities of the Adviser under the Advisory Agreement, and the services provided by the Adviser to the Fund, including, without limitation, the management, oversight, operational, and governance services that the Adviser and its employees provide to the Fund, the Adviser’s coordination of services for the Fund by its service providers, its compliance procedures and practices, and its efforts to promote the Fund. The Board also considered the background and experience of the Adviser’s senior management personnel. The Board noted that certain of the Fund’s officers are employees of the Adviser or its affiliates and serve the Fund without additional compensation from the Fund. The Board further considered information regarding the Adviser’s program designed to ensure compliance with federal securities and other applicable laws and the Adviser’s risk management processes. After reviewing the foregoing information and further information in the Adviser’s Response Memorandum (which included, among other information, descriptions of the Adviser’s business and the Adviser’s Form ADV) and discussing the Adviser’s proposed services to the Fund, the Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and appropriate for the Fund.

Investment management capabilities and experiences of the Adviser. The Board considered the quality of the services provided and the quality of the Adviser’s resources that are available to the Fund. The Board evaluated the Adviser’s advisory, operational, governance, distribution, legal, compliance, and risk management services, among other services, and information the Board received regarding the experience and professional qualifications of the Adviser’s key personnel and the size and functions of its staff. The Board noted that the Adviser is a wholly owned subsidiary of StepStone Group LP and leverages the infrastructure of StepStone Group LP to support its operations, which includes working closely with key personnel of StepStone Group LP. After consideration of these factors, the Board determined that the Adviser is an appropriate investment adviser for the Fund.

Performance. The Board considered the investment performance of the Fund, which is provided to the Board on a regular basis, the investment performance of the Peer Group and other information and materials provided to the Board by the Advisers concerning Fund performance, including information as of December 31, 2025 regarding the performance of the Sub-Adviser’s private debt portfolio, restated to reflect the Fund’s expected fees and expenses. Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s and the Sub-Adviser’s overall capabilities to manage the Fund.

Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. The Board examined and evaluated the fee arrangement between the Adviser and the Fund under the Advisory Agreement, including as compared with the fees and expenses of certain unaffiliated closed-end funds operated as interval funds considered by the Adviser to have similar investment objectives and strategies to the Fund (the “Peer Group”). The Board considered information about the Adviser’s profitability with respect to the Fund, as well as the costs of services provided by the Adviser to the Fund. The Board received and reviewed information relating to the financial condition of the Adviser and its affiliates. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser’s name and enhancement of its reputation in the industry. Upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Fund are appropriate and representative of arm’s-length negotiations.

Economies of Scale. The Board considered the size and growth prospects of the Fund and how it relates to the structure of the Fund’s management fee schedule, which does not include breakpoints. After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information. The Board noted, however, that it would continue to monitor any future growth in the Fund’s assets and the appropriateness of management fee breakpoints or other methods to share benefits from economies of scale as part of its future review of the Advisory Agreement.

Comparison of fees to be paid to those under other investment advisory contracts. In evaluating the management fees and expenses, the Board considered the Fund’s management fees in absolute terms and as compared with the fees and expenses of the Peer Group. Based upon the comparative fee information provided, the Board noted that the Fund’s management fees were below the Peer Group’s average. The Board also considered the Adviser’s commitment pursuant to the expense limitation agreement with the Fund whereby the Adviser would agree to pay, absorb, or reimburse the Fund’s aggregate monthly ordinary operating expenses, excluding certain specified expenses, in order to limit the operating expenses of each share class of the Fund to 1.00%, on an annualized basis, of the Fund’s daily net assets through April 30, 2026. The Board considered the level of the Fund’s management fees in light of the level of service expected to be received from the Adviser and the strategies to be employed in managing the Fund.

Benefits derived or to be derived by the Adviser from its relationship with the Fund. The Board considered “fall out” or ancillary benefits that would accrue to the Adviser as a result of its relationship with the Fund (other than the advisory fee), including non-quantifiable reputational benefits. The Board noted in this regard that the Adviser continues to evaluate and pursue opportunities to provide advisory services to additional funds or other vehicles with overlapping investment strategies, and that the track record of the Fund may enhance the Adviser’s ability to market its services and win such mandates.

Sub-Advisory Agreement

Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Advisory Agreement included the factors listed below.

The nature, extent, and quality of the services to be provided to the Fund under the Sub-Advisory Agreement. The Board considered the responsibilities of the Sub-Adviser under the Sub-Advisory Agreement and the services provided by the Sub-Adviser including, without limitation, the investment advisory services and the Sub-Adviser’s compliance procedures and practices. The Board also considered the background, and experience of the Sub-Adviser’s senior management personnel and the qualifications, background, and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management services for the Fund. After reviewing the foregoing information and further information in the materials, including the Sub-Adviser’s Response Memorandum (which included, among other information, descriptions of the Sub-Adviser’s business and the Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Adviser are satisfactory and appropriate for the Fund.

The investment management capabilities and experience of the Sub-Adviser. The Board evaluated the investment management experience of the Sub-Adviser, noting that the Sub-Adviser currently manages accounts that use an investment strategy similar to that proposed for the Fund (although none of the accounts are registered investment companies). The Board also considered that the Fund will benefit from the scale and resources of the Sub-Adviser and its affiliates. It was noted that StepStone Group LP oversees over $771 billion of private capital responsibility, including more than $209 billion of AUM as of September 30, 2025. The Board discussed with the Sub-Adviser the investment objective and strategies of the Fund and the Sub-Adviser’s plans for implementing the Fund’s strategies. After considering these factors, the Board determined that the Sub-Adviser is an appropriate Sub-Adviser to the Fund.

Performance. The Board considered the investment performance of the Fund, which is provided to the Board on a regular basis, the investment performance of the Peer Group and other information and materials provided to the Board by the Advisers concerning Fund performance, including information as of December 31, 2025 regarding the performance of and the Sub-Adviser’s private debt portfolio, restated to reflect the Fund’s expected fees and expenses. Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s and the Sub-Adviser’s overall capabilities to manage the Fund.

The costs of the services to be provided and profits to be realized by the Sub-Adviser from its relationship with the Fund. The Board reviewed the fees paid under the Sub-Advisory Agreement, which the Board noted are paid by the Adviser, not by the Fund. The Board considered information about the Sub-Adviser’s profitability with respect to the Fund, as well as the costs of services provided by the Sub-Adviser to the Fund. The Board received and reviewed information relating to the financial condition of the Sub-Adviser and its affiliates. Upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Sub-Adviser by the Adviser under the Sub-Advisory Agreement are appropriate and representative of arm’s-length negotiations.

Economies of Scale. The Board considered the size and growth prospects of the Fund and how it relates to the structure of the Fund’s management fee schedule. After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information, noting that the Adviser is responsible for the payment of sub-advisory fees to the Sub-Adviser.

Other benefits to be derived by the Sub-Adviser from its relationship with the Fund. The Board considered “fall-out” or ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the Fund (other than the sub-advisory fee), including non-quantifiable reputational benefits. The Board noted in this regard that the Sub-Adviser continues to evaluate and pursue opportunities to provide advisory services to additional funds or other vehicles with overlapping investment strategies, and that the track record of the Fund may enhance the Sub-Adviser’s ability to market its services and win such mandates.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision on the approval of the continuation of the Agreements. In reaching this conclusion, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. Based on the discussions and considerations at the Meeting, the Board, including the Independent Trustees, voted to approve the continuation of the Agreements.

Sub-Subadvisory Agreement

Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Subadvisory Agreement included the factors listed below.

The nature, extent, and quality of the services to be provided to the Fund under the Sub-Subadvisory Agreement. The Board considered the responsibilities of the Sub-Subadviser under the Sub-Subadvisory Agreement and the services provided by the Sub-subdviser including, without limitation, the investment advisory services and the Sub-subadviser’s compliance procedures and practices. The Board also considered the background, and experience of the Sub-subadviser’s senior management personnel and the qualifications, background, and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management services for the Fund. After reviewing the foregoing information and further information in the materials, including the Sub-Subadviser’s Response Memorandum (which included, among other information, descriptions of the Sub-subadviser’s business and the Sub-subadviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-subadviser are satisfactory and appropriate for the Fund.

The investment management capabilities and experience of the Sub-subadviser. The Board evaluated the investment management experience of the Sub-subadviser, noting that the Sub-subadviser currently manages accounts that use an investment strategy similar to that proposed for the Fund (although none of the accounts are registered investment companies). The Board also considered that the Fund will benefit from the scale and resources of the Sub-subadviser and its affiliates. It was noted that StepStone Group LP oversees over $771 billion of private capital responsibility, including more than $209 billion of AUM as of September 30, 2025. The Board discussed with the Sub-subadviser the investment objective and strategies of the Fund and the Sub-subdviser’s plans for implementing the Fund’s strategies. After considering these factors, the Board determined that the Sub-subadviser is an appropriate Sub-subadviser to the Fund.

Performance. The Board considered the investment performance of the Fund, which is provided to the Board on a regular basis, the investment performance of the Peer Group and other information and materials provided to the Board by the Advisers concerning Fund performance, including information as of December 31, 2025 regarding the performance of and the Sub-subadviser’s private debt portfolio, restated to reflect the Fund’s expected fees and expenses. Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s and the Sub-Subadviser’s overall capabilities to manage the Fund.

The costs of the services to be provided and profits to be realized by the Sub-subadviser from its relationship with the Fund. The Board reviewed the fees paid under the Sub-subadvisory Agreement, which the Board noted are paid by the Adviser, not by the Fund. The Board considered information about the Sub-subadviser’s profitability with respect to the Fund, as well as the costs of services provided by the Sub-subadviser to the Fund. The Board received and reviewed information relating to the financial condition of the Sub-subadviser and its affiliates. Upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Sub-subadviser by the Sub-Adviser under the Sub-subadvisory Agreement are appropriate and representative of arm’s-length negotiations.

Economies of Scale. The Board considered the size and growth prospects of the Fund and how it relates to the structure of the Fund’s management fee schedule. After considering all of the information available to it, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of the Fund’s shareholders based on currently available information, noting that the Sub-Adviser is responsible for the payment of sub-subadvisory fees to the Sub-subadviser.

Other benefits to be derived by the Sub-subadviser from its relationship with the Fund. The Board considered “fall-out” or ancillary benefits that would accrue to the Sub-subadviser as a result of its relationship with the Fund (other than the sub-subadvisory fee), including non-quantifiable reputational benefits. The Board noted in this regard that the Sub-subadviser continues to evaluate and pursue opportunities to provide advisory services to additional funds or other vehicles with overlapping investment strategies, and that the track record of the Fund may enhance the Sub-subadviser’s ability to market its services and win such mandates.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision on the approval of the continuation of the Agreements. In reaching this conclusion, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. Based on the discussions and considerations at the Meeting, the Board, including the Independent Trustees, voted to approve the continuation of the Agreements.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	StepStone Private Credit Income Fund

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	September 11, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert W. Long
Robert W. Long, President
(Principal Executive Officer)

Date	September 11, 2026

By (Signature and Title)*	/s/ Kimberly S. Zeitvogel
Kimberly S. Zeitvogel, Treasurer
(Principal Financial Officer)

Date	September 11, 2026

*	Print the name and title of each signing officer under his or her signature.